Debt Obligation (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Fair value of long-term debt	$ 5,107,874	$ 5,320,366